Unaudited Interim Condensed Consolidated Statements Of Comprehensive Income In Thousands, except Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2012 Common Class A and Class B USD ($)	Sep. 30, 2012 Common Class A and Class B CNY	Sep. 30, 2011 Common Class A and Class B CNY	Sep. 30, 2012 Class A Ordinary Shares American Depositary Shares USD ($)	Sep. 30, 2012 Class A Ordinary Shares American Depositary Shares CNY	Sep. 30, 2011 Class A Ordinary Shares American Depositary Shares CNY
Revenues:
Online marketing services	$ 2,539,157	15,958,094	10,023,103
Other services	2,002	12,585	3,590
Total revenues	2,541,159	15,970,679	10,026,693
Operating costs and expenses:
Cost of revenues	(708,890)	(4,455,230)	(2,656,295)
Selling, general and administrative	(271,920)	(1,708,963)	(1,170,360)
Research and development	(255,100)	(1,603,252)	(920,656)
Total operating costs and expenses	(1,235,910)	(7,767,445)	(4,747,311)
Operating profit	1,305,249	8,203,234	5,279,382
Other income:
Interest income	97,682	613,909	259,211
Interest expense	(11,909)	(74,845)	(56,637)
Foreign exchange loss, net	(239)	(1,505)	(4,333)
Loss from equity method investments	(27,449)	(172,511)	(171,614)
Other income, net	11,731	73,727	57,193
Total other income	69,816	438,775	83,820
Income before income taxes	1,375,065	8,642,009	5,363,202
Income taxes	(164,564)	(1,034,250)	(784,369)
Net income	1,210,501	7,607,759	4,578,833
Net loss attributable to noncontrolling interests	(8,399)	(52,787)	(6,134)
Net income attributable to Baidu, Inc.	1,218,900	7,660,546	4,584,967
Net income attributable to Baidu, Inc. - Basic				$ 34.79	218.66	131.43	$ 3.48	21.87	13.14
Net income attributable to Baidu, Inc. - Diluted				$ 34.75	218.38	131.14	$ 3.48	21.84	13.11
Weighted average number of Class A and Class B ordinary shares outstanding
Basic				34,932,111	34,932,111	34,884,109
Diluted				34,978,241	34,978,241	34,961,580
Other comprehensive income, net of tax
Foreign currency translation adjustment	(434)	(2,726)	16,917
Unrealized gains on available-for-sale securities	1,870	11,752	0
Other comprehensive income, net of tax	1,436	9,026	16,917
Comprehensive income	1,211,937	7,616,785	4,595,750
Comprehensive loss attributable to noncontrolling interests	(8,478)	(53,284)	(6,134)
Comprehensive income attributable to Baidu, Inc.	$ 1,220,415	7,670,069	4,601,884